Document and Entity Information	May 20, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	May 20, 2025
Entity File Number	001-40344
Entity Registrant Name	Akoya Biosciences, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-5586242
Entity Address, Address Line One	100 Campus Drive
Entity Address, Adress Line Two	6th Floor
Entity Address, City or Town	Marlborough
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01752
City Area Code	855
Local Phone Number	896-8401
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.00001 per share
Trading Symbol	AKYA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001711933
Amendment Flag	false